SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 88.6%
	Alabama — 0.6%
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$2,025,000	$ 2,107,843
	Arizona — 2.0%
	Arizona (GreatHearts Arizona Obligated Group; Insured: SD CRED PROG) IDA,
	Series A,
	5.00% due 7/1/2026 - 7/1/2030	490,000	617,128
[b]	5.00% due 7/1/2031	125,000	165,342
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,868,975
	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 1.30% due 6/1/2027	750,000	751,537
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2033	1,000,000	1,340,330
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,609,802
	Arkansas — 0.3%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036	1,000,000	1,149,870
	California — 6.7%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), Series A, 5.00% due 7/1/2047	1,635,000	1,703,310
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	795,215
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2034 - 8/15/2036	920,000	1,043,893
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,507,575
	California Municipal Finance Authority (CHF-Davis II, LLC; Insured: BAM) (Green Bond),
	4.00% due 5/15/2041	500,000	598,530
	5.00% due 5/15/2029 - 5/15/2031	1,195,000	1,562,914
[c]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,041,720
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,440,000	1,240,603
	City of Palm Springs Financing Authority (Downtown Revitalization Project), Series B, 5.25% due 6/1/2027 (pre-refunded 6/1/2022)	1,620,000	1,695,460
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	656,762
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), Series A, 5.25% due 12/15/2023	650,000	652,463
	M-S-R Energy Authority, Series A, 6.50% due 11/1/2039	1,245,000	2,037,642
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,210,720
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035	1,000,000	1,165,630
[b]	Ontario International Airport Authority (Insured: AGM) AMT, Series B, 5.00% due 5/15/2034	500,000	664,240
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,284,820
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series 2020A, 5.00% due 5/1/2038	1,000,000	1,273,460
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, Zero Coupon due 8/1/2023	1,025,000	1,016,031
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,323,640
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	855,144
	Colorado — 2.8%
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2025 - 12/1/2030	1,810,000	2,278,577
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,206,810
	Durango School District No. 9-R (State Aid Witholding) GO, Series R, 5.00% due 11/1/2031	1,000,000	1,346,360
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	411,273
[b]	Regional Transportation District, Series A, 5.00% due 7/15/2032	600,000	766,320
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044	565,000	609,364
	State of Colorado COP, Series A, 4.00% due 12/15/2040	1,500,000	1,838,760
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,132,230
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049	595,000	643,683
	Connecticut — 3.0%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2030	2,620,000	3,277,929
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,504,340
	Series E, 5.00% due 9/15/2033	1,350,000	1,706,508
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2037	750,000	971,985
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,470,982
	Delaware — 0.3%
	Delaware (Nanticoke Memorial Hospital) HFA ETM, 5.00% due 7/1/2021	1,000,000	1,000,130
	District of Columbia — 1.0%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,402,695
[d]	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	2,102,468
	Florida — 3.4%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,215,350
[c]	Charlotte County (Town & Country Utilities Projects) IDA, AMT, 5.00% due 10/1/2029	500,000	568,680
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	665,475

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	$ 500,000	$ 593,155
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 (pre-refunded 4/1/2022)	1,000,000	1,036,550
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program),
	Series A,
[b]	5.00% due 7/1/2022	625,000	653,181
	5.00% due 7/1/2024	625,000	706,237
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,155,451
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,204,720
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	1,030,620
[a]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 8.922% (CPI + 2.05%) due 10/1/2021	675,000	702,537
[d]	St. Johns County (Life Care Ponte Vedra Obligated Group) IDA, Series A, 4.00% due 12/15/2046	500,000	549,795
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	490,472
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,746,405
	Georgia — 1.7%
	Main Street Natural Gas, Inc.,
	Series A,
	5.00% due 5/15/2037	2,640,000	3,816,543
	5.50% due 9/15/2023	350,000	388,374
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,531,654
[d]	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	462,626
	Guam — 0.9%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,056,660
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	537,025
	5.25% due 7/1/2024	500,000	539,955
[d]	Territory of Guam, Series F, 5.00% due 1/1/2030 - 1/1/2031	1,000,000	1,268,660
	Hawaii — 0.8%
[b]	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,583,840
	State of Hawaii Harbor System Revenue AMT, Series A, 5.00% due 7/1/2029	250,000	320,858
	Illinois — 11.9%
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2030	1,500,000	1,660,455
	Chicago Park District (Various Capital Projects) GO, Series A, 5.00% due 1/1/2035	2,000,000	2,184,320
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	958,221
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,212,387
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	594,455
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	545,960
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,720,680
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	212,320
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,839,525
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,219,120
	5.625% due 1/1/2031	500,000	615,610
	6.00% due 1/1/2038	2,330,000	2,888,408
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,506,273
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,747,673
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	849,589
	Illinois State University (Insured: AGM),
	Series A,
	5.00% due 4/1/2022 - 4/1/2036	1,650,000	1,935,111
[b]	5.00% due 4/1/2033	165,000	199,874
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,163,910
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,501,291
	Series D, 5.00% due 1/1/2028	1,000,000	1,111,520
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	56,169
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2025	500,000	596,320
[d]	Northern Illinois University (Insured: BAM), 4.00% due 10/1/2033 - 10/1/2034	950,000	1,144,900
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,523,104
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,241,990
	State of Illinois, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	5,532,200
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	486,161
	Series D, 5.00% due 11/1/2028	3,000,000	3,675,510

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Will County School District No. 114 Manhattan (Insured: Natl-Re) ETM GO, Series C, Zero Coupon due 12/1/2023	$ 115,000	$ 113,525
	Will County School District No. 114 Manhattan (Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	455,000	450,054
	Indiana — 0.9%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series A, 5.00% due 10/1/2034	1,000,000	1,259,300
[a]	City of Whiting AMT, 5.00% due 12/1/2044 (put 6/5/2026)	1,000,000	1,205,830
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041 (pre-refunded 9/15/2021)	1,000,000	1,012,690
	Kansas — 1.3%
[a,d]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,000,000	1,364,380
	Kansas Independent College Finance Authority (Ottawa University), Series C, 4.125% due 5/1/2022	1,250,000	1,272,537
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement),
	Series A,
	5.00% due 9/1/2031	1,000,000	1,135,370
[b]	5.00% due 9/1/2032	1,000,000	1,134,670
	Kentucky — 2.3%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,354,197
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	601,805
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	4,369,080
	Louisiana — 2.5%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	462,700
	Louisiana Energy and Power Authority (Louisiana Energy & Power Authority Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,250,000	2,439,652
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,459,086
[b]	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	862,449
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,750,000	2,836,130
	Maine — 0.3%
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	1,000,000	1,057,070
	Massachusetts — 0.2%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	644,992
	Massachusetts Educational Financing Authority, Series I, 6.00% due 1/1/2028	35,000	35,042
	Michigan — 4.3%
[b]	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,432,487
	City of Detroit GO,
	5.00% due 4/1/2023 - 4/1/2024	900,000	973,933
	Series A, 5.00% due 4/1/2032	300,000	386,193
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032 (pre-refunded 11/1/2021)	1,025,000	1,042,446
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,083,140
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,257,440
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,039,450
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	964,427
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), 5.25% due 5/15/2041	140,000	140,592
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036 (pre-refunded 5/1/2023)	225,000	244,870
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,011,730
[b]	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	206,361
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	855,000	858,386
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	2,000,000	2,077,800
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport),
	Series B,
[b]	5.00% due 12/1/2031	650,000	744,796
	5.00% due 12/1/2033 - 12/1/2034	1,965,000	2,246,953
	Minnesota — 0.5%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,600,000	1,656,672
	Nebraska — 1.1%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,825,692
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,071,816
	Nevada — 1.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,219,420
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,100,000	1,168,827
	Clark County School District (Insured: AGM), GO, Series B, 5.00% due 6/15/2031	1,650,000	2,136,486
	Las Vegas Valley Water District GO, Series A, 5.00% due 6/1/2030	400,000	483,568
	New Hampshire — 0.1%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	500,000	520,315
	New Jersey — 4.7%
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	632,030

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Jersey (School Facilities Construction) EDA,
	5.00% due 3/1/2026 - 6/15/2038	$1,680,000	$ 2,013,395
	Series NN, 5.00% due 3/1/2026	1,000,000	1,077,510
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,267,350
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	500,000	612,400
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,552,510
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,851,930
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 6/15/2024 - 12/15/2039	5,050,000	6,160,410
	New Mexico — 3.6%
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series B, 1.875% due 4/1/2033 (put 10/1/2021)	1,500,000	1,505,040
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	1,000,000	1,009,870
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	1,063,278
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	1,465,000	1,495,150
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,525,000	2,607,668
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,270,950
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.85% due 7/1/2039	985,000	1,042,356
	3.50% due 7/1/2050	1,775,000	1,952,163
[a]	New Mexico Municipal Energy Acquisition Authority, Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,162,640
	New York — 5.1%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,295,890
[b]	Series J, 5.00% due 8/1/2031	1,500,000	1,704,960
	City of New York GO, Series C-1, 5.00% due 8/1/2032	500,000	659,165
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2034 (pre-refunded 4/1/2024)	500,000	564,735
	County of Suffolk (Insured: AGM) GO, Series B, 5.00% due 10/15/2026	1,000,000	1,215,000
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	1,500,000	1,501,185
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,251,001
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	2,000,000	2,081,800
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C-1, 5.00% due 5/1/2033	1,000,000	1,328,130
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2036	1,000,000	1,323,010
	Series D, 4.00% due 2/15/2040	1,000,000	1,192,080
	Port Authority of New York & New Jersey AMT, Series 223, 5.00% due 7/15/2033	750,000	994,320
	Town of Oyster Bay (Insured: AGM) GO, 4.00% due 3/1/2027	800,000	940,184
	Town of Oyster Bay (Insured: BAM) GO, Series B, 5.00% due 8/15/2021	500,000	502,885
	North Carolina — 2.3%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series D, 5.00% due 1/15/2049 (put 12/1/2031)	1,500,000	2,046,345
	North Carolina Medical Care Commission (Caromont Health Obligated Group), Series A, 5.00% due 2/1/2027 - 2/1/2032	1,900,000	2,483,869
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,705,000	2,006,512
	North Carolina Turnpike Authority, 5.00% due 2/1/2024 - 1/1/2030	1,500,000	1,851,935
	Ohio — 1.2%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group),
	5.00% due 11/15/2030 - 11/15/2032	1,000,000	1,285,532
	5.25% due 11/15/2030	1,420,000	1,721,906
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2031	625,000	651,913
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC FirstMerit Bank, N.A.), Series B, 7.00% due 5/15/2040	865,000	869,524
	Oregon — 0.1%
	Yamhill County Hospital Authority (Friendsview Manor Obligated Group), Series B-3, 1.75% due 11/15/2026	500,000	492,980
	Pennsylvania — 6.4%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	845,000	848,279
	Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2, 2.75% due 12/1/2022	4,000,000	4,132,720
[d]	City of Philadelphia (Philadelphia Airport Revenue; Insured: AGM) AMT, 4.00% due 7/1/2046	250,000	294,055
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,694,990
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,252,400
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,179,620
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	883,645
[d]	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2041	1,050,000	1,175,601
	Pennsylvania Turnpike Commission,
	Series B,
[d]	4.00% due 12/1/2040	785,000	938,570
	5.00% due 12/1/2036	350,000	455,725

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	$ 750,000	$ 929,063
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024	1,000,000	1,126,790
	Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,814,565
	Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	992,917
	Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2030	925,000	1,136,427
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,654,494
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,406,280
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	124,553
	University of Pittsburgh-of the Commonwealth System of Higher Education, 4.00% due 4/15/2026	1,000,000	1,153,700
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2022 - 9/1/2024	475,000	488,446
	Tennessee — 2.7%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,770,000	2,316,010
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,228,340
[a]	Tennergy Corp., Series A, 4.00% due 12/1/2051 (put 9/1/2028)	3,000,000	3,594,300
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2024	500,000	572,430
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,987,695
	Texas — 7.0%
	City of Brownsville AMT GO, 4.00% due 2/15/2034 - 2/15/2042	1,460,000	1,698,694
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,227,625
	City of Houston (Combined Utility System),
	Series A, 5.00% due 11/15/2032	1,000,000	1,332,390
	Series D, 5.00% due 11/15/2028	2,500,000	2,878,450
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	2,987,000
	City of Houston TX Airport System Revenue AMT, Series A, 4.00% due 7/1/2041	1,310,000	1,555,337
[a]	Denton (Guaranty: PSF-GTD) ISD GO , Series B, 2.00% due 8/1/2044 (put 8/1/2024)	500,000	525,335
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), 4.00% due 3/1/2046	1,500,000	1,771,440
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,102,687
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	20,837
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	1,057,470
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	40,153
[a]	San Antonio Water System, Series A, 2.625% due 5/1/2049 (put 5/1/2024)	500,000	533,175
	State of Texas, 4.00% due 8/26/2021	2,665,000	2,680,723
	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00% due 12/15/2031	500,000	666,620
[b]	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,250,000	1,412,838
[d]	Waco Educational Finance Corp. (Baylor University), 4.00% due 3/1/2046	1,000,000	1,181,220
	U. S. Virgin Islands — 0.5%
	Virgin Islands Public Finance Authority GRT GO, Series C, 5.00% due 10/1/2021	2,000,000	2,003,600
	Utah — 0.6%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	859,376
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,180,030
	Virginia — 0.5%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	500,390
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2034	1,000,000	1,223,460
	Washington — 1.5%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	2,119,042
	State of Washington (Various Purposes) GO, 5.00% due 6/1/2038	1,000,000	1,310,170
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045 (pre-refunded 1/1/2023)	2,000,000	2,166,260
	West Virginia — 0.4%
[a]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,530,165
	Wisconsin — 1.6%
	Public Finance Authority (Renown Regional Medical Center), 5.00% due 6/1/2036	650,000	835,549
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,542,210
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,449,887
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	2,000,000	2,056,820
	Total Long-Term Municipal Bonds — 88.6% (Cost $301,421,653)		323,295,330
	Short-Term Municipal Bonds — 12.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Florida — 3.7%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series C, 0.03% due 10/1/2026 (put 7/1/2021)	$2,090,000	$ 2,090,000
[a]	City of West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.03% due 10/1/2038 (put 7/8/2021)	6,750,000	6,750,000
[a]	County of Manatee (Florida Power & Light Co.), 0.04% due 9/1/2024 (put 7/1/2021)	2,000,000	2,000,000
[a]	Highlands County Health Facilities Authority (AdventHealth Obligated Group), Series I-4, 0.03% due 11/15/2034 (put 7/8/2021)	2,640,000	2,640,000
	Illinois — 1.4%
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA U.S. Bank, N.A.), Series A2, 0.02% due 8/15/2042 (put 7/1/2021)	5,160,000	5,160,000
	New Hampshire — 0.4%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank and Trust Co.), Series A2, 0.03% due 7/1/2035 (put 7/1/2021)	1,600,000	1,600,000
	New York — 6.0%
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.),
[a]	Series B4, 0.03% due 8/1/2042 (put 7/1/2021)	2,400,000	2,400,000
[a]	Series C-4, 0.03% due 11/1/2036 (put 7/1/2021)	900,000	900,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), Subseries A-5, 0.02% due 8/1/2039 (put 7/1/2021)	1,890,000	1,890,000
[a]	New York City Water & Sewer System ( LOC Citibank N.A.), Series F, 0.02% due 6/15/2035 (put 7/1/2021)	6,000,000	6,000,000
	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.),
[a]	Series AA1, 0.03% due 6/15/2050 (put 7/1/2021)	1,500,000	1,500,000
[a]	Series AA2, 0.03% due 6/15/2050 (put 7/1/2021)	1,200,000	1,200,000
[a]	New York City Water & Sewer System (SPA UBS AG), Series BB-1, 0.01% due 6/15/2039 (put 7/1/2021)	1,600,000	1,600,000
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Landesbank Hessen-Thuringen), Series A, 0.03% due 11/1/2046 (put 7/1/2021)	5,215,000	5,215,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 0.03% due 11/1/2046 (put 7/1/2021)	1,300,000	1,300,000
	Oregon — 0.6%
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, Series 9, 0.03% due 12/1/2036 (put 7/8/2021)	2,000,000	2,000,000
	Pennsylvania — 0.4%
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B1, 0.18% due 4/1/2049 (put 7/15/2021)	1,250,000	1,250,000
	Total Short-Term Municipal Bonds — 12.5% (Cost $45,495,000)		45,495,000
	Total Investments — 101.1% (Cost $346,916,653)		$368,790,330
	Liabilities Net of Other Assets — (1.1)%		(4,083,347)
	Net Assets — 100.0%		$364,706,983

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
b	Segregated as collateral for a when-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $1,610,400, representing 0.44% of the Fund’s net assets.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SD CRED PROG	State Credit Enhancement Program
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.